Related Parties - Promissory Notes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Related Party Transaction [Line Items]
Interest expense	$ 172	$ 81	$ 534	$ 389	$ 490
Promissory Notes
Related Party Transaction [Line Items]
Interest expense			46
Related Parties
Related Party Transaction [Line Items]
Interest expense	$ 0	38	$ 79	$ 82	$ 146
Related Parties | Promissory Notes
Related Party Transaction [Line Items]
Note issued to related party						$ 250
Notes issued from related parties							$ 8,300
Interest expense		$ 29